General Information - Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Daesung Steel [member]
Disclosure of associates [line items]
Ownership (%)	20.00%
Domestic [member] | New Songdo International City Development, LLC [member]
Disclosure of associates [line items]
Category of business	Real estate rental
Ownership (%)	29.90%	29.90%
Region	Incheon
Domestic [member] | Gale International Korea, LLC [member]
Disclosure of associates [line items]
Category of business	Real estate rental
Ownership (%)	29.90%	29.90%
Region	Incheon
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	Gwangyang
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Category of business	Technical service
Ownership (%)	26.72%	26.72%
Region	Gyeongju
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	29.53%	29.53%
Region	Chungju
Domestic [member] | DAEHO GLOBAL MANAGEMENT CO., LTD. [member]
Disclosure of associates [line items]
Category of business	Investment advisory service
Ownership (%)	35.82%	35.82%
Region	Pohang
Domestic [member] | Mokpo Deayang industrial Corporation [member]
Disclosure of associates [line items]
Category of business	Real estate development and rental
Ownership (%)	27.40%	27.40%
Region	Mokpo
Domestic [member] | Gunggi Green Energy [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	19.00%	19.00%
Region	Hwaseong
Domestic [member] | Pohang Special Welding Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Welding material and tools manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	Pohang
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	27.23%	42.82%
Region	Seoul
Domestic [member] | KC Chemicals CORP [member]
Disclosure of associates [line items]
Category of business	Machinery manufacturing
Ownership (%)	18.76%	19.00%
Region	Hwaseong
Domestic [member] | POSTECH Social Enterprise Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	9.17%	9.17%
Region	Seoul
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Category of business	Real estate rental and facility management
Ownership (%)	50.00%	50.00%
Region	Seoul
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	49.10%	49.10%
Region	Chuncheon
Domestic [member] | Noeul Green Energy Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	10.00%	10.00%
Region	Seoul
Domestic [member] | Posco-IDV Growth Ladder IP Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	17.86%	17.86%
Region	Seoul
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Category of business	Steel sales
Ownership (%)	17.54%	17.54%
Region	Busan
Domestic [member] | Pohang E&E Co,. Ltd. [member]
Disclosure of associates [line items]
Category of business	Investment in waste energy
Ownership (%)	30.00%	30.00%
Region	Pohang
Domestic [member] | POSCO Energy Valley Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	20.00%	20.00%
Region	Pohang
Domestic [member] | Hyundai Invest Guggenheim CLO Private Special Asset Investment Trust II [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	38.57%	38.47%
Region	Seoul
Domestic [member] | Posco Agri-Food Export Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	30.00%	30.00%
Region	Seoul
Domestic [member] | Posco Culture Contents Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	31.67%	31.67%
Region	Seoul
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	8.80%	8.80%
Region	Seoul
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Transporting
Ownership (%)	38.19%	38.19%
Region	Seoul
Domestic [member] | POSCO Advanced Technical Staff Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	15.86%	15.87%
Region	Seoul
Domestic [member] | POSCO 4th Industrial Revolution Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	19.05%	20.00%
Region	Seoul
Domestic [member] | Pureun Tongyeong Enviro Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Sewerage treatment
Ownership (%)	20.40%	20.40%
Region	Tongyeong
Domestic [member] | Pure Gimpo Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	28.79%	28.79%
Region	Gimpo
Domestic [member] | Posgreen Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Lime and plaster manufacturing
Ownership (%)	19.00%	19.00%
Region	Gwangyang
Domestic [member] | Clean Iksan Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	23.50%	23.50%
Region	Iksan
Domestic [member] | Innovalley Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	28.77%	28.77%
Region	Yongin
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of associates [line items]
Category of business	Private equity financial
Ownership (%)	27.52%	27.52%
Region	Seoul
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)		20.39%
Region	Incheon
Domestic [member] | INNOPOLIS Job Creation Fund II [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	6.13%	6.13%
Region	Seoul
Domestic [member] | Samcheok Blue Power Co.,Ltd.
Disclosure of associates [line items]
Category of business	Generation of electricity
Ownership (%)	34.00%	34.00%
Region	Samcheok
Domestic [member] | INKOTECH INC [member]
Disclosure of associates [line items]
Category of business	Electricity generation and sales
Ownership (%)	10.00%	10.00%
Region	Seoul
Domestic [member] | PCC Social Enterprise Fund II [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	16.67%	16.67%
Region	Seoul
Domestic [member] | PCC Amberstone Private Equity Fund II [member]
Disclosure of associates [line items]
Category of business	Private equity trust
Ownership (%)	19.91%	19.91%
Region	Seoul
Domestic [member] | PCCConar No 1 Fund l [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	15.34%	14.68%
Region	Pohang
Domestic [member] | Hyochun CO., LTD [member]
Disclosure of associates [line items]
Category of business	Screen door operation and other
Ownership (%)	18.00%	18.00%
Region	Seoul
Domestic [member] | PCC EV Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)		18.18%
Region	Pohang
Domestic [member] | IBKCPCC 1st Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	18.18%	18.18%
Region	Pohang
Domestic [member] | 2019 PCC Materials and Parts Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	8.70%	8.70%
Region	Pohang
Domestic [member] | PCCWoori LP secondary Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	18.85%	18.85%
Region	Pohang
Domestic [member] | Link City PFV Inc.
Disclosure of associates [line items]
Category of business	Contruction, housing construction and sales
Ownership (%)	44.00%	44.00%
Region	Uijeongbu
Domestic [member] | BNH-POSCO Bio Healthcare Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	18.14%	18.14%
Region	Pohang
Domestic [member] | PCC-BM Project Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	8.77%	8.77%
Region	Pohang
Domestic [member] | Energy Innovation Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	10.11%	10.11%
Region	Pohang
Domestic [member] | ConsusPSdevelopment Professional Private Real Estate Fund
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	50.00%	50.00%
Region	Seoul
Domestic [member] | POSTECH Holdings 4th Fund
Disclosure of associates [line items]
Category of business	Private Investment Association
Ownership (%)	40.00%	40.00%
Region	Pohang
Domestic [member] | SNU STH IP Fund [Member]
Disclosure of associates [line items]
Category of business	Private Investment Association
Ownership (%)	33.33%	33.33%
Region	Seoul
Domestic [member] | PCC-BM Project Fund 2
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	13.70%	13.70%
Region	Pohang
Domestic [member] | G&G Technology Innovation Fund No.1
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	13.97%	13.97%
Region	Seongnam
Domestic [member] | NPX-PCC Edutech Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	19.96%	19.96%
Region	Pohang
Domestic [member] | C&-PCC I Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	0.68%	0.68%
Region	Pohang
Domestic [member] | 2020 POSCO-MOORIM Bio New Technology Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	5.00%	5.00%
Region	Pohang
Domestic [member] | PCC-KAI Secondary I Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	19.12%	19.12%
Region	Seoul
Domestic [member] | Human Eco Land Company Limited [Member]
Disclosure of associates [line items]
Category of business	Sewage facilities management
Ownership (%)		27.95%
Region	Ansan
Domestic [member] | 2021 PCC Bio New Technology Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	5.45%	5.45%
Region	Pohang
Domestic [member] | Consus OS Private Real Estate Fund [Member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	50.00%	50.00%
Region	Seoul
Domestic [member] | Consus New Deal Infra Development Specialized Private Special Asset Investment Trust [Member]
Disclosure of associates [line items]
Category of business	Investment Association
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway co., ltd.)
Disclosure of associates [line items]
Category of business	Investment in Expressway
Ownership (%)	27.64%	23.27%
Region	Incheon
Domestic [member] | RPSD Project Co., Ltd [Member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)		29.00%
Region	Incheon
Domestic [member] | CURO CO.,LTD [Member]
Disclosure of associates [line items]
Category of business	Manufacturing, construction
Ownership (%)	0.53%	0.54%
Region	Ulsan
Domestic [member] | KPGE Inc. [Member]
Disclosure of associates [line items]
Category of business	Wholesales and retail, generator material, trade
Ownership (%)		25.00%
Region	Busan
Domestic [member] | PCC-Xinova PRE-IPO Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	9.09%
Region	Pohang
Domestic [member] | PCC-Bailey Project Fund
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	7.27%
Region	Pohang
Domestic [member] | Erae Ams Co.,Ltd
Disclosure of associates [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	16.66%
Region	Daegu
Domestic [member] | CR Inotech Co., Ltd.
Disclosure of associates [line items]
Category of business	Manufacturing
Ownership (%)	19.00%
Region	Gwangyang
Domestic [member] | Posco JK Solid Solution Co., ltd
Disclosure of associates [line items]
Category of business	Material manufacturing for rechargeable battery
Ownership (%)	40.00%
Region	Yangsan
Domestic [member] | Consus BG Private Real Estate Fund No.2 [Member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	50.00%	50.00%
Region	Seoul
Domestic [member] | Hybrid ESG Secondary Venture No.1 [Member]
Disclosure of associates [line items]
Category of business	Investment Association
Ownership (%)	18.27%	18.27%
Region	Pohang
Foreign [member]
Disclosure of associates [line items]
Region	New Caledonia
Foreign [member] | VSC POSCO Steel Corporation [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)		50.00%
Region	Vietnam
Foreign [member] | POSCHROME (PROPRIETARY) LIMITED [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	South Africa
Foreign [member] | CAML RESOURCES PTY LTD. [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	33.34%	33.34%
Region	Australia
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Category of business	Construction and civil engineering
Ownership (%)	20.00%	20.00%
Region	Indonesia
Foreign [member] | POSK(Pinghu) Steel Processing Center Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	20.00%	20.00%
Region	China
Foreign [member] | PT.INDONESIA POS CHEMTECH CHOSUN Ref [member]
Disclosure of associates [line items]
Category of business	Refractory manufacturing and sales
Ownership (%)	30.19%	30.19%
Region	Indonesia
Foreign [member] | NS-Thainox Auto Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	Thailand
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Tinplate manufacturing and sales
Ownership (%)		34.00%
Region	China
Foreign [member] | PT. Tanggamus Electric Power [member]
Disclosure of associates [line items]
Category of business	Construction and civil engineering
Ownership (%)	17.50%	17.50%
Region	Indonesia
Foreign [member] | LLP POSUK Titanium [member]
Disclosure of associates [line items]
Category of business	Titanium manufacturing and sales
Ownership (%)	35.30%	35.30%
Region	Kazakhstan
Foreign [member] | IMFA ALLOYS FINLEASE LTD. [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	24.00%	24.00%
Region	India
Foreign [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of associates [line items]
Category of business	Chemical by-product manufacturing and sales
Ownership (%)	19.00%	19.00%
Region	Indonesia
Foreign [member] | 9404-5515 Quebec
Disclosure of associates [line items]
Category of business	Investments management
Ownership (%)	25.85%	10.40%
Region	Canada
Foreign [member] | Hamparan Mulya [member]
Disclosure of associates [line items]
Category of business	Resource development
Ownership (%)	45.00%	45.00%
Region	Indonesia
Foreign [member] | POS-SEAHSTEELWIRE (TIANJIN) CO., Ltd [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	25.00%	25.00%
Region	China
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	20.00%	20.00%
Region	USA
Foreign [member] | KIRIN VIETNAM CO., LTD [member]
Disclosure of associates [line items]
Category of business	Panel manufacturing
Ownership (%)	19.00%	19.00%
Region	Vietnam
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	25.00%	25.00%
Region	China
Foreign [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	25.00%	25.00%
Region	Thailand
Foreign [member] | Jupiter Mines Limited [member]
Disclosure of associates [line items]
Category of business	Resource development
Ownership (%)	6.89%	6.89%
Region	Australia
Foreign [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	19.00%	19.00%
Region	Vietnam
Foreign [member] | Saudi-Korean Company for Maintenance Properties Management LLC [member]
Disclosure of associates [line items]
Category of business	Building management
Ownership (%)	19.00%	19.00%
Region	Saudi Arabia
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Category of business	Iron ore sales & mine development
Ownership (%)	49.00%	49.00%
Region	Australia
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Category of business	Coal sales
Ownership (%)	22.10%	22.10%
Region	Canada
Foreign [member] | SHANGHAI LANSHENG DAEWOO CORP. [member]
Disclosure of associates [line items]
Category of business	Trading
Ownership (%)	49.00%	49.00%
Region	China
Foreign [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of associates [line items]
Category of business	Trading
Ownership (%)	49.00%	49.00%
Region	China
Foreign [member] | General Medicines Company Ltd. [member]
Disclosure of associates [line items]
Category of business	Medicine manufacturing and sales
Ownership (%)	33.00%	33.00%
Region	Sudan
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Category of business	Gas production and sales
Ownership (%)	20.00%	20.00%
Region	England
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	30.00%	30.00%
Region	Vietnam
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Category of business	Pipeline construction and management
Ownership (%)	25.04%	25.04%
Region	Myanmar
Foreign [member] | GLOBAL KOMSCO Daewoo LLC [member]
Disclosure of associates [line items]
Category of business	Cotton celluloid manufacturing and sales
Ownership (%)	35.00%	35.00%
Region	Uzbekistan
Foreign [member] | POSCO-Poggenamp Electrical Steel Pvt. Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	26.00%	26.00%
Region	India
Foreign [member] | Qingdao Pohang DGENX Stainless Steel Pipe Co Ltd [member]
Disclosure of associates [line items]
Category of business	Exhaust meter manufacturing
Ownership (%)	40.00%	40.00%
Region	China
Foreign [member] | SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD [member]
Disclosure of associates [line items]
Category of business	Medicine production
Ownership (%)	3.42%	3.42%
Region	Vietnam
Foreign [member] | ZHEJIANG HUAYOU-POSCO ESM CO., LTD
Disclosure of associates [line items]
Category of business	Anode material Production
Ownership (%)	40.00%	40.00%
Region	China
Foreign [member] | MONG DUONG FINANCE HOLDINGS B.V
Disclosure of associates [line items]
Category of business	Financial Holdings
Ownership (%)	30.00%	30.00%
Region	Netherlands
Foreign [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of associates [line items]
Category of business	Non-ferrous metal Mining
Ownership (%)	30.00%	30.00%
Region	Australia
Foreign [member] | Qingdao ZhongShou New Energy Technology Co Ltd [Member]
Disclosure of associates [line items]
Category of business	Artificial Graphite manufacturing
Ownership (%)	13.01%	19.09%
Region	China
Foreign [member] | Black Rock Mining Limited [Member]
Disclosure of associates [line items]
Category of business	Mining
Ownership (%)	12.90%	14.81%
Region	Australia
Foreign [member] | Inner Mongolia Sinuo New Material Technology Co.,Ltd
Disclosure of associates [line items]
Category of business	Artificial Graphite manufacturing
Ownership (%)	12.85%
Region	China
Foreign [member] | ZHANGJIAGANG XIAO-SHA COIL SERVICE CENTER CO.,LTD
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	17.50%
Region	China
Foreign [member] | TMK Gulf International Pipe Industry L.L.C
Disclosure of associates [line items]
Category of business	Manufacturing
Ownership (%)	6.77%
Region	Oman